Operating Leases (Tables)	9 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Schedule of Operating Lease Right and Lease Liability

The initial recognition of operating lease right and lease liability as follow:

Gross lease payable	$264,382
Less: imputed interest	$(23,664)
Initial recognition as of April 1, 2019	$240,718

As of 31 December 2019, operating lease right of use asset as follow:

Initial recognition as of April 1, 2019	$240,718
Effect of translation exchange	$(441)
Accumulated amortisation	$(36,876)
Balance as of December 31, 2019	$203,401

As of 31 December 2019, operating lease liability as follow:

Initial recognition as of April 1, 2019	$240,718
Effect of translation exchange	$(441)
Less: gross repayment	$(43,983)
Add: imputed interest	$7,107
Balance as of December 31, 2019	$203,401
Less: lease liability, current	$(51,062)
Lease liability, non-current	$152,339

Schedule of Operating Lease Maturities

Maturities of operating lease obligation as follow:

Year ending
March 31, 2020 (3 months)	$12,560
March 31, 2021	$51,616
March 31, 2022	$53,894
March 31, 2023	$56,271
March 31, 2024	$29,060
Total	$203,401

Schedule of Operating Leases Other Information

Other information:

	Nine Months Ended	Nine Months Ended
	December 31, 2019	December 31, 2018
	(Unaudited)	(Unaudited)
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flow from operating lease	$36,265	$-
Right-of-use assets obtained in exchange for operating lease liabilities	$203,401	$-
Remaining lease term for operating lease (years)	3.75	-
Weighted average discount rate for operating lease	4.325%	-